Subsequent Events - (Details Textual) (Subsequent Event [Member])	0 Months Ended
May 05, 2014 sqft
Subsequent Event [Member]
Subsequent Event [Line Items]
Area of Land	27,000
Land lease period, months	72 months
Land lease base rent price per square foot	12.74